Average Annual Total Returns - FidelitySeriesOverseasFund-PRO - FidelitySeriesOverseasFund-PRO - Fidelity Series Overseas Fund	Dec. 30, 2022
Fidelity Series Overseas Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.59%
Since Inception	17.55%
Fidelity Series Overseas Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.74%
Since Inception	17.02%
Fidelity Series Overseas Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.14%
Since Inception	13.66%
MS001
Average Annual Return:
Past 1 year	11.48%
Since Inception	10.84%	[1]

[1]	A From June 21, 2019